SUBSEQUENT EVENTS (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Common Stock, Value			$ 3,231,112	$ 1,500,000
Settlement Agmt
Lawsuit Action Date		10/2/15
Settlement Agreement Date		1/5/16
Settlement Amount		$ 200,000
Settlement Description

Pursuant to the terms of the settlement agreement, HH has agreed to settle its claims against the Company in exchange for payment of $200,000, which is to be paid according to the following schedule: (i) $17,000 on or before January 5, 2016 (which has been paid); (ii) $2,000 on or before January 11, 2016 (which has been paid); (iii) $2,000 each week thereafter until March 7, 2016; and (iv) the remaining $165,000 on or before March 11, 2016 (each, a “Settlement Installment”).

SPA
Date of Debt Instrument		Jan. 29, 2016
Debt Instrument		$ 271,739
Debt Instrument Description

On January 29, 2016, the Company entered into a securities purchase agreement dated January 27, 2016 with Old Main Capital, LLC (“Old Main”), pursuant to which Old Main agreed to purchase an aggregate of up to $500,000 in subscription amount corresponding to an aggregate of up to $543,478 in principal amount of 10% senior secured convertible promissory notes due, subject to the terms therein, 12 months from the date of issuance.

Debt Instrument, Interest Rate		10.00%
Promissory Note Settlement
Date of Debt Instrument	May 20, 2015
Debt Instrument, Maturity Date	Sep. 01, 2018
Debt Instrument, Interest Rate	16.00%
Debt Settlement
Date of Debt Instrument	May 19, 2015
Promissory Note #2
Date of Debt Instrument	Nov. 03, 2015
Debt Instrument	$ 217,500
Debt Instrument, Original Issue Discount	$ 117,000
Debt Instrument, Term	126 months
Debt Instrument, Repayment Description	The loan will be repaid over 126 equal daily payments of $1,726 and is secured by all assets of the Company.
Promissory Note #3
Date of Debt Instrument	Nov. 04, 2015
Debt Instrument	$ 180,461
Debt Instrument, Original Issue Discount	$ 30,461
Debt Instrument, Term	187 months
Debt Instrument, Repayment Description	The loan will be repaid over 187 equal daily payments of $968 and is secured by all assets of the Company.
Issuance #1
Date of Issuance	Nov. 20, 2015
Common Stock, Shares Issued	200,000
Common Stock, Value	$ 128,000
Issuance #2
Date of Issuance	Nov. 20, 2015
Common Stock, Shares Issued	40,000
Common Stock, Value	$ 25,600
Issuance #3
Date of Issuance	Oct. 07, 2015
Common Stock, Shares Issued	1,250,000
Common Stock, Value	$ 250,000
Issuance Description

Each unit was comprised of one share of common stock in the capital of the Company and one share purchase warrant, with each warrant being exercisable into one additional share at an exercise price of $0.30 per share for a period of two years after the closing of the financing.

Issuance #4
Date of Issuance	Nov. 20, 2015
Common Stock, Shares Issued	1,250,000
Common Stock, Value	$ 250,000
Issuance Description

Each unit was comprised of one share of common stock in the capital of the Company and one share purchase warrant, with each warrant being exercisable into one additional share at an exercise price of $0.30 per share for a period of two years after the closing of the financing.

Issuance #5
Date of Issuance	Dec. 10, 2015
Common Stock, Shares Issued	500,000
Common Stock, Value	$ 150,000
Issuance #6
Date of Issuance	Dec. 31, 2015
Common Stock, Shares Issued	500,000
Common Stock, Value	$ 150,000
E-4 Amdt
Date of Debt Instrument		Jan. 25, 2016
Debt Instrument, Repayment Description

Pursuant to the terms of the amending agreement entered into on January 25, 2016:

(a)	the maturity date for repayment of the note was changed from June 30, 2015 to December 31, 2015;
(b)	the Company agreed to the pay Funding Corp. the fee of $50,000 on or prior to January 8, 2016, plus accrued interest at a rate of 23% per annum beginning on July 1, 2015, until the date of payment in full of the fee and any accrued but unpaid interest thereon, which accrued interest will be payable on the last day of each calendar month with the first such payment made on December 31, 2015; and
(c)	if all amounts owing under the note and the fee, including all accrued but unpaid interest thereon, have not been wired to Funding Corp. on or prior to February 2, 2016, the Company would be required to pay Funding Corp. an additional $25,000 on February 2, 2016, with interest at the rate of 23% per annum to accrue with respect to such $20,000 effective as of February 2, 2016 in the event such payment is not made on February 2, 2016.

Warrant to Purchase		145,000
Warrant to Purchase, price per share		$ 1.02
Debt Instrument, Maturity Date		Dec. 31, 2015
Promissory Note #4
Date of Debt Instrument		Jan. 29, 2016
Debt Instrument		$ 500,000
Debt Instrument, Interest Rate		8.00%